Customer Co-Investment Program - Additional Information (Detail) (EUR €)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Jul. 09, 2012	Aug. 05, 2012	Aug. 27, 2012
Related Party Transaction [Line Items]
Contribution of Participating Customers			1,380,000,000
Investment in ordinary shares as percentage of issued share capital	23.00%
Shares issued under customer co-investment program		3,853,900,000
Selling price of shares included in the customer co-investment program		€ 39.91
Intel shareholders agreement date	2012-09-12
Suspension event voting restrictions percentage of issued share capital	25.00%
Period of restriction or exclusion of pre-emption rights	12 months
Repurchase of shares, percentage	25.00%
Authorization to repurchase shares, period	12 months
Additional purchases allowed anniversary	6 years
Percentage of acquisition of outstanding share capital Maximum	19.90%
Percentage of acquisition of outstanding share capital Minimum	20.00%
Permission to acquire outstanding shares outside of Intel foundation	4.99%
Percentage of outstanding share capital	5.00%
Period of acquisition of shares	18 months
Transfer of ordinary shares restriction period	2 years 6 months
Transfer of shares, period	6 months
Percentage of votes in General Meeting	50.00%
Term of depositary receipts exchanged for shares	18 months
Termination period of NRE funding agreement	Dec. 31, 2017
Period forecasted to install 450mm lithography equipment	2022
Intel [Member]
Related Party Transaction [Line Items]
Investment in ordinary shares as percentage of issued share capital			15.00%
Fund for R&D project			829,000,000
Equity participation, amount			2,513,000,000
Percentage of outstanding share capital	2.00%
Percentage of transfer of shares	4.00%
Number of funding agreements entered	2
Intel [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Funding payable over the term			2013
Intel [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Funding payable over the term			2017
TSMC [Member]
Related Party Transaction [Line Items]
Investment in ordinary shares as percentage of issued share capital				5.00%
Equity participation, amount				838,000,000
Percentage of outstanding share capital	1.00%
Percentage of transfer of shares	2.50%
TSMC [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Funding payable over the term				2013
TSMC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Funding payable over the term				2017
TSMC EUV NRE Funding Agreement [Member]
Related Party Transaction [Line Items]
Fund for R&D project				276,000,000
Samsung [Member]
Related Party Transaction [Line Items]
Investment in ordinary shares as percentage of issued share capital					3.00%
Equity participation, amount					503,000,000
Percentage of outstanding share capital	1.00%
Percentage of transfer of shares	1.50%
Samsung [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Funding payable over the term					2013
Samsung [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Funding payable over the term					2017
Samsung EUV NRE Funding Agreement [Member]
Related Party Transaction [Line Items]
Fund for R&D project					276,000,000
Intel 450 MM NRE Funding Agreement [Member]
Related Party Transaction [Line Items]
Fund for R&D project			553,000,000
Intel EUV NRE Funding Agreement [Member]
Related Party Transaction [Line Items]
Fund for R&D project			276,000,000
Synthetic Share Buyback [Member]
Related Party Transaction [Line Items]
Shares issued under customer co-investment program		€ 3,853,900,000
Selling price of shares included in the customer co-investment program		€ 39.91